28. STATEMENT OF INCOME BY NATURE (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs of sales
Raw materials and consumables	[1]	R$ 21,619,848	R$ 17,665,346	R$ 17,790,900
Salaries and employees benefits		4,046,054	3,618,779	3,637,727
Depreciation		1,873,422	1,787,506	1,381,226
Amortization		123,270	126,953	78,627
Others		2,336,228	2,171,458	2,432,273
Costs of sales		29,998,822	25,370,042	25,320,753
Sales expenses
Indirect and direct logistics expenses		2,531,506	2,133,894	2,260,379
Marketing		632,870	558,043	507,979
Salaries and employees benefits		1,443,117	1,369,277	1,190,189
Depreciation		217,732	196,143	69,525
Amortization		91,683	87,423	65,575
Others		670,580	566,886	419,947
Sales expenses		5,587,488	4,911,666	4,513,594
Administrative expenses
Salaries and employees benefits		352,212	298,368	260,604
Fees		54,739	50,349	28,621
Depreciation		47,682	26,064	21,453
Amortization		40,589	26,485	78,713
Others		275,060	214,417	161,774
Administrative expenses		R$ 770,282	R$ 615,683	R$ 551,165

[1]	For the year ended on December 31, 2020, includes tax recoveries in the amount of R$ 56,221 (null in the same periods of the previous year) mainly relating to social security contributions on labor benefits. Additionally, it includes increase in the fair value of forests in the amount of R$ 21,711 in the year ended on December 31, 2020 (reduction of R$28,122 in the year ended on December 31, 2019).